Financial Risk Management Objectives and Policies - Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Financial assets
Contract assets	$ 6,642	¥ 44,434
Cash and bank balances	916,058	6,128,522	¥ 6,029,207
Derivative not designated as hedges - foreign exchange forward contract	677	4,529
Financial assets	2,045,037	13,681,509	13,218,760
Financial liabilities
Trade and other payables (Note 26)	1,074,893	7,191,134	7,507,031
Other liabilities	7	48	79
Financial liabilities	1,367,096	9,146,000	9,059,407
Liquidity risk [member]
Financial assets
Contract assets	6,642	44,434
Trade and bills receivables	1,109,055	7,419,692	7,075,319
Other receivables, excluding tax recoverable	20,549	137,476	133,295
Cash and bank balances	916,058	6,128,522	6,029,207
Quoted equity securities	3,270	21,876	24,714
Derivative not designated as hedges - foreign exchange forward contract	677	4,529
Financial assets	2,056,251	13,756,529	13,262,535
Financial liabilities
Loans and borrowings	306,231	2,048,715	1,652,413
Trade and other payables (Note 26)	1,071,537	7,168,683	7,484,374
Other liabilities	7	48	79
Financial liabilities	$ 1,377,775	9,217,446	9,136,866
Liquidity risk [member] | One year or less [member]
Financial assets
Trade and bills receivables		7,419,692	7,075,319
Other receivables, excluding tax recoverable		137,476	132,675
Cash and bank balances		6,128,522	6,029,207
Quoted equity securities		21,876	24,714
Derivative not designated as hedges - foreign exchange forward contract		4,529
Financial assets		13,712,095	13,261,915
Financial liabilities
Loans and borrowings		2,033,519	1,624,539
Trade and other payables (Note 26)		7,008,592	7,328,027
Other liabilities		14	33
Financial liabilities		9,042,125	8,952,599
Liquidity risk [member] | Two to five years [member]
Financial assets
Contract assets		44,434
Other receivables, excluding tax recoverable			620
Financial assets		44,434	620
Financial liabilities
Loans and borrowings		15,196	27,874
Trade and other payables (Note 26)		160,091	156,347
Other liabilities		34	46
Financial liabilities		¥ 175,321	¥ 184,267